Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Other Payables and Accrued Liabilities [Abstract]
Accrued staff salaries	$ 67,367	$ 47,087
Accrued administrative expenses	83,961	182,176
Accrued offering fees	2,564	2,564
Other payables	1,356	3,366
Total	$ 155,248	$ 235,193